Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS
8	INTANGIBLE ASSETS

	December 31, 2023	June 30, 2024
	RM	RM	USD
Cost

At January 1	-	4,700,894	1,024,316
Additions	4,700,894	3,009,940	638,078
Currency realignment	-	127,900	27,113
Effect of foreign exchange	-	-	(27,773)
At December 31	4,700,894	7,838,734	1,661,734

The Group’s intangible assets mainly pertain to an artificial intelligence powered travel platform software and software packages involved in intelligent sales management platform, retain management system, lending management system and donation management system.

Included in the additions of intangible assets during the financial year are as follows:

	December 31, 2023	June 30, 2024
	RM	RM	USD
Salaries and related costs
- Staff	111,594	162,394	34,426